SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT to recover RMB57.5 million (US$8.1 million) of principal and interest that it previously raised to finance the early phase development of CrossFire New Mobile Game. The Group is cooperating with a third-party company for the development and operation of CrossFire Mobile Game. The Group plans to apply for a license (“Banhao”) from GAPPRPT for CrossFire New Mobile Game as soon as the development of the game is finalized. In October 2020, Intermediate Court of Changsha City, Hunan Province has issued a decision to reject all claims against Wuxi Qudong and Shanghai IT. As of issuance date of these condensed interim financial consolidated statements, no appeal claim being file by the original defendants.

In September 2020, the Group has issued 1,500,000 Class A ordinary shares (equivalent to 500,000 ADSs) to a third party consultant as share incentive awards for his services to us pursuant to our Eighth Amended and Restated 2004 Stock Option Plan. His services were successfully performed on facilitation of business transaction with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in China. In September 2020, the Group has issued 1,575,000 Class A ordinary shares, equivalent to 525,000 ADS to a third party consultant as share incentive awards for his services to us pursuant to our Eighth Amended and Restated 2004 Stock Option Plan. His services were successfully performed in connection with share sale and purchase of Leading Choice Holdings Limited.

In June 2020, the Group entered into a definitive agreement with a third party to sell the shares in Leading Choice Holdings Limited for a consideration of US$25,000. The transaction was closed in July 2020.

In October 2020, the Company issued 23,500,000 ADS and warrants (the “Warrants”) to purchase 23,500,000 ADSs at a combined offering price of US$0.37 for one ADS and one Warrant to purchase one ADS. The ADSs and the Warrants were issued and sold to investors in a combination of one ADS and one Warrant to purchase one ADS, and are immediately separated upon issuance. Number of ADS and Warrants sold was subsequently adjusted based on the change of the ratio of the ADS to the Class A ordinary shares from one ADS representing three Class A ordinary shares to one ADS representing thirty Class A ordinary shares.

In October 2020 the Company issued additional 3,525,000 Warrants upon partial exercise of the underwriter’s 45-day option to purchase up to additional 3,525,000 ADSs and/or up to additional 3,525,000 Warrants, at the offering price less discounts and commissions.

In September 2020, the Group entered into a master cooperation and publishing agreement with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in mainland China. Pursuant to the master cooperation and publishing agreement, the Group obtained exclusive licenses of several games developed by Voodoo. Voodoo granted the Group an exclusive, sub-licensable license to test, perform, market, promote, distribute, reproduce, modify, support and/or otherwise use or exploit such games directly or through authorized contractors in mainland China for a maximum period of three years, commencing upon the upload and distribution of the underlying games on any platform. In consideration for the exclusive license granted to the Group and as a minimum guarantee payment, the Group is to pay an aggregate amount of US$13.0 million in cash to Voodoo based on the agreed timetable, including an upfront payment of US$3.0 million that the Group has paid in September 2020.

On November 12, 2020, the Company received a letter from the Listing Qualifications Department of Nasdaq, notifying us that the Company no longer met the continued listing standards of MVLS for the Nasdaq Capital Market, as set forth in the Nasdaq Listing Rule 5550(b)(2) because the market value of our securities listed on Nasdaq for the last 30 consecutive business days was below the minimum MVLS requirement of US$35.0 million. Pursuant to the Rule 5810(c)(3)(C) of the Nasdaq Listing Rules, the Company a compliance period of 180 calendar days, or until May 11, 2021, to regain compliance with Nasdaq’s minimum MVLS requirement.

Effective October 19, 2020, the Company has effected a change of the ratio of the ADS to the Class A ordinary shares from one ADS representing three Class A ordinary shares to one ADS representing thirty Class A ordinary shares. The change in the ratio of the ADS to the Class A ordinary shares had no impact on the underlying Class A ordinary shares, and no Class A ordinary shares were issued or cancelled in connection with the change in the ratio of the ADS to the Class A ordinary shares. As a result of such ADS ratio change, the exercise rate and the exercise price of the Warrants were adjusted from each Warrant representing the right of the holders thereof to purchase one ADS at an exercise price of US$0.37 per ADS, each ADS originally representing three Class A ordinary shares, to each Warrant representing the right of the holders thereof to purchase 0.1 ADS at an exercise price of US$3.7 per ADS, each ADS representing thirty Class A ordinary shares, effective at the closing of business on October 19, 2020.

In November 2020, we have issued 3,040,050 Class A ordinary shares to Thurgau Limited to settle outstanding portion of their service fee in connection with sale transaction entered into with Kapler Pte. Ltd., a third-party, to sell three subsidiaries which hold land use rights and office buildings located at Zhangjiang, Shanghai.

In November 2020, the Group has converted the initial deposit of US$5.0 million, which the Group paid to F&F through an interest-free loan from Ark Pacific Associates Limited in April 2019, into 2,994,011 Class B ordinary shares of FF Intelligent Mobility Global Holdings Ltd. (formerly known as Smart King Limited), the holding company of F&F at a pre-agreed conversion price set forth in the joint venture agreement.

In January 2021, the Company entered into a share subscription and warrant purchase agreement with the holding entities of several investors in the cryptocurrencies mining industry based on the pre-agreed legally-binding term sheet. Pursuant to the Purchase Agreement, the Company issued 8,108,100 Class A ordinary shares in aggregate at US$0.1233 per share and 207,891,840 warrants in aggregate, to the Investors in February 2020. The warrants will only be exercisable upon the satisfaction of its respective condition in connection with the market capitalization of the company reaching US$100 million, US$300 million, US$500 million and US$1 billion within the time frames of 6 months, 12 months, 24 months and 36 months from its issuance date, respectively. The transaction was closed in February 2021.

In February 2021, the Company issued and sold (i) a one-year convertible note in a principal amount of US$5,000,000, (ii) 50,000 ADSs, and (iii) 10,000,000 Class A ordinary shares, for an aggregate consideration of US$5,000,000 to Streeterville. The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of the Company’s at an initial conversion price of US$14 per ADS, each ADS representing thirty Class A ordinary shares, subject to adjustment. Payment of the redemption amount could be in cash or our ADSs, provided that any redemption made in cash which exceed half of the original principal amount will be subject to a ten percent (10%) premium. The Company has the right to prepay all or any portion of the outstanding balance, at any time, subject to fifteen percent (15%) premium on the prepaid amount. In the event the principal amount and interest accrued for the convertible note issued to Streeterville are fully repaid, the Company have the right to repurchase the remaining Class A ordinary shares held by Streeterville that are unsold at US$0.0001 per share.

In February 2021 the Company entered into a standby equity distribution agreement, or the SEDA, with YA II PN, LTD., a Cayman Islands exempt limited partnership managed by Yorkville Advisor Global, LP pursuant to which the Company are able to sell up to US$100.0 million of our ADSs solely at our request at any time during the 36 months following the date of the SEDA.

In February 2021, the Company entered into purchase agreements with five Bitcoin mining machine owners to purchase Bitcoin mining machines by issuance of our Class A ordinary shares. Pursuant to the purchase agreements, the Company issued an aggregate of 26,838,360 Class A ordinary shares in exchange for 26,007 Bitcoin mining machines, with a total hash rate of approximately 549PH/S, accounting for about 0.36% of the global hash rate of Bitcoin. Majority of these mining machines have already been deployed in Xinjiang, Sichuan and Gansu in China. The number of Class A ordinary shares issued to each owner was determined based on the fair market value of Bitcoin mining machines, as apprised by an independent valuation firm prior to the execution of the purchase agreements, at a pre-agreed per share price of approximately US$0.37 per Class A ordinary share (equivalent to US$11.18 per ADS).

In January 2021, the Company entered into a share subscription and warrant purchase agreement with several investors in the cryptocurrencies mining industry based on the pre-agreed legally-binding term sheet. Pursuant to the Purchase Agreement, the Company issued 8,108,100 Class A ordinary shares in aggregate at US$0.1233 per share and 207,891,840 warrants in aggregate, to the Investors in February 2020. The warrants will only be exercisable upon the satisfaction of its respective condition in connection with the market capitalization of the company reaching US$100 million, US$300 million, US$500 million and US$1 billion within the time frames of 6 months, 12 months, 24 months and 36 months from its issuance date, respectively. The transaction was closed in February 2021.

In February 2021, the Company issued and sold (i) a one-year convertible note in a principal amount of US$5,000,000, (ii) 50,000 ADSs, and (iii) 10,000,000 Class A ordinary shares, for an aggregate consideration of US$5,000,000 to Streeterville Capital LLC, or Streeterville. The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of our company at an initial conversion price of US$14 per ADS, each ADS representing thirty Class A ordinary shares, subject to adjustment. Payment of the redemption amount could be in cash or our ADSs, provided that any redemptions made in cash which exceed half of the original principal amount will be subject to a ten percent (10%) premium. In the event the principal amount and interest accrued for the convertible note issued to Streeterville are fully repaid, the Company have the right to repurchase the remaining Class A ordinary shares held by Streeterville that are unsold at US$0.0001 per share.

In February 2021 the Company entered into a standby equity distribution agreement, or the SEDA, with YA II PN, LTD., a Cayman Islands exempt limited partnership managed by Yorkville Advisor Global, LP pursuant to which the Company are able to sell up to US$100.0 million of our ADSs solely at our request at any time during the 36 months following the date of the SEDA.

In February 2021, the Company entered into purchase agreements with five Bitcoin mining machine owners to purchase Bitcoin mining machines by issuance of our Class A ordinary shares. Pursuant to the purchase agreements, the Company issued an aggregate of 26,838,360 Class A ordinary shares in exchange for 26,007 Bitcoin mining machines, with a total hash rate of approximately 549PH/S, accounting for about 0.36% of the global hash rate of Bitcoin. Majority of these mining machines have already been deployed in Xinjiang, Sichuan and Gansu in China. The number of Class A ordinary shares issued to each owner was determined based on the fair market value of Bitcoin mining machines, as apprised by an independent valuation firm prior to the execution of the purchase agreements, at a pre-agreed per share price of approximately US$0.37 per Class A ordinary share (equivalent to US$11.18 per ADS).

In February 2021, the Company’s board of directors and board committees authorized and approved the issuance of an aggregate number of 33,090,000 restricted Class A ordinary shares of the Company to certain directors, executive officers, employees and consultants of the Company as share incentive awards for their services to us pursuant to the Option Plan. Among those restricted Class A ordinary shares grants, 32,190,000 restricted Class A ordinary shares are subject to restrictions on transferability that would be removed upon the satisfaction of the conditions that half of the restricted shares should vest if the Company’s market capitalization reaches US$400 million and the other half should vest if the Company’s market capitalization reaches US$500 million. The Company also granted 900,000 restricted Class A ordinary share units to the Company’s directors which are immediately vested and issued the same number of shares.

In February 2021, the Company entered into a share purchase agreement with each of the four investors in the cryptocurrencies mining industry, respectively. Pursuant to the share purchase agreements, the Company should issue 9,231,240 Class A ordinary shares in aggregate to investors for an aggregate consideration of US$11.5 million. Such transactions were subsequently closed. Pursuant to the share purchase agreements, as soon as practicable following the filing of the Company’s annual report on Form 20-F for the year ended December 31, 2020, the Company should file a registration statement on Form F-3 covering resale of the investors’ Class A ordinary shares.

In February 2021, the Company entered into a legally binding memorandum of understanding on the acquisition of 70% equity interest in Hangzhou SuanLiTechnology Co., Ltd., a cryptocurrency cloud mining blockchain Software-as-a-Service company. The acquisition consideration would be approximately US$7.0 million, subject to due diligence and valuation to be conducted by an independent valuation firm. The Company will pay the acquisition consideration by issuance of Class A ordinary shares at a price of US$82.89 per ADS, representing the closing market price of the Company’s ADSs prior to the signing of the memorandum of understanding.

In February 2021, the Company signed a framework agreement with a Filecoin mining machine vendor to purchase Filecoin mining machines for cash consideration of US$10 million.

In March 2021, the Company entered into purchase agreements with five Bitcoin mining machine owners to purchase Bitcoin mining machines by issuance of the Company’s Class A ordinary shares. Pursuant to the purchase agreements, the Company issued an aggregate of 3,832,830 Class A ordinary shares in exchange for various Bitcoin mining machines including different brands, such as WhatsMiner, AntMiner and AvalonMiner, with a total number of 8,489 units and a total hash rate of approximately 251PH/S. These Bitcoin mining machines have already been deployed in Qinghai, Xinjiang and Inner Mongolia in China. The number of Class A ordinary shares issued to each owner was determined based on the fair market value of Bitcoin mining machines, as apprised by an independent valuation firm prior to the execution of the purchase agreements, at a pre-agreed per share price of approximately US$0.78 per Class A ordinary share (equivalent to US$23.35 per ADS).

In March 2021, the Company signed three legally-binding memoranda of understanding with three unrelated Bitcoin mining machine owners to purchase Bitcoin mining machines by the issuance of Class A ordinary shares. This batch of Bitcoin mining machines includes different brands such as AvalonMiner, AntMiner and WhatsMiner, with an additional total number of 10,252 units and an additional total hash rate of approximately 192PH/S. According to the memoranda of understanding, the Company will issue approximately 5,883,750 Class A ordinary shares (equivalent to 196,125 ADSs) to the sellers based on a per share price of approximately US$1.3 (equivalent to US$38.51 per ADS). The number of Class A ordinary shares to be issued is subject to certain price adjustment mechanisms to be assessed 6 months after the signing of the definitive agreements. The Company will designate an independent valuation firm to conduct examination and assessment of the Bitcoin mining machine fair market value, and will make adjustment to the number of Class A ordinary shares to be issued if needed.

In March 2021, the Company issued and sold a one-year convertible note in a principal amount of US$20,000,000 to Streeterville for an aggregate consideration of US$20,000,000. The Company are obligated to register certain number of ADSs for the resale of the Class A ordinary shares issuable upon the conversion of such note. The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of the Company’s at an initial conversion price of per ADS calculated as ninety percent (90%) of the lower of (a) the average of the closing trade prices during the five (5) trading days immediately preceding the date of the conversion, and (b) the closing trade price on the trading day immediately preceding the date of the conversion. Beginning on the date that is six months from the note purchase date, Streeterville has the right, exercisable at any time in its sole and absolute discretion, to redeem any portion of the convertible note up to US$3,360,000 per calendar month. Payment of the redemption amount could be in cash or the Company’s ADSs, provided that any redemptions made in cash which exceed half of the original principal amount will be subject to a ten percent (10%) premium. The Company have the right to prepay all or any portion of the outstanding balance, at any time, subject to fifteen percent (15%) premium on the prepaid amount.

In March 2021, the Company’s wholly-owned subsidiary NBTC Limited signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines, which are scheduled to deliver starting from November 2021, for a total consideration of US$82,800,000 payable in installments according to the agreed time schedule.

32. SUBSEQUENT EVENTS

In February 2020, the Group completed the sale of three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie that held the mortgaged office buildings located at Zhangjiang, Shanghai to Kapler Pte. Ltd. As of the issuance date of these consolidated financial statements, the Group has received 90% of sale proceeds from Kapler Pte. Ltd. amounting to RMB443.7 million. The Group has repaid the principal and interest due on the entrusted bank loan and has repaid US$4.8 million to the issuer of convertible notes. The Group plans to use proceeds from the above sale to settle the remaining outstanding balance of convertible notes amounting to US$55.5 million.

In February 2020, the Group issued and sold (i) a one-year convertible note in a principal amount of US$500,000, (ii) 70,000 ADSs, and (iii) 3,300,000 Class A ordinary shares, for an aggregate consideration of US$500,000 at an initial conversion price of US$1.05 per ADS to Iliad Research and Trading, L.P. (“Iliad”). The convertible note bears interest at a rate of 6.0% per year, compounded daily. Iliad has the right, at its sole discretion, for any time after six months from the purchase date until the outstanding balance has been paid in full, to convert all or any portion of the outstanding balance up to US$150,000 per calendar month into ADSs of the Group at an initial conversion price of US$1.05 per ADS, subject to adjustment. Beginning on the date that is six months from the note purchase date, Iliad has the right, exercisable at any time in its sole and absolute discretion, to redeem any portion of the convertible note. The Group could pay the redemption amount to Iliad in cash or the Group’s ADSs. In the events the principal amount and interest accrued for the convertible note issued to Iliad are fully repaid, the Company has the right to repurchase the remaining Class A ordinary shares held by Iliad that are unsold at US$0.0001 per share.

On March 6, 2020, the Company received a letter from the Listing Qualifications Department of Nasdaq, notifying that the minimum bid price per ADS, each representing three Class A ordinary shares of the Company, was below US$1.00 for a period of 30 consecutive business days and the Company did not meet the minimum bid price requirement set forth in Rule 5550(a)(2) of the Nasdaq Listing Rules. The Group has a compliance period of 180 calendar days, or until September 2, 2020, to regain compliance with Nasdaq’s minimum bid price requirement. If the Company fail to satisfy Nasdaq Capital Market’s continued listing requirements and fail to regain compliance on a timely basis, the ADSs could be delisted from Nasdaq Capital Market.

On April 13, 2020, the Company received a letter from the Listing Qualifications Department of Nasdaq indicating that the Company no longer met the continued listing requirement of minimum MVLS for the Nasdaq Global Market because the market value of  the Company’s securities listed on Nasdaq for the last 30 consecutive business days was below the minimum requirement of US$35.0 million. Pursuant to the relevant Nasdaq listing rules, the Company has a compliance period of 180 calendar days, or until October 12, 2020, to regain minimum MVLS requirements. If the Company fails to satisfy Nasdaq Global Market’s continued listing requirements and fail to regain compliance on a timely basis, the ADSs could be delisted from Nasdaq Global Market.

On April 17, 2020, the Company received a notification letter from the Listing Qualifications Department of Nasdaq indicating that Nasdaq has determined to toll the compliance period for minimum bid price and market value of publicly held shares requirements through June 30, 2020. As a result of the tolling of the compliance period, the Company will have until November 16, 2020 to regain compliance. The Company can regain compliance, either during the tolling period or during the compliance period resuming after the tolling period, by evidencing compliance with the minimum bid price requirement for a minimum of ten consecutive trading days.

In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT to recover RMB57.5 million (US$8.3 million) of principal and interest that it previously raised to finance the early phase development of CrossFire New Mobile Game. The Group is cooperating with a third-party company for the development and operation of CrossFire Mobile Game. The Group plans to apply for a license (“Banhao”) from GAPPRPT for CrossFire New Mobile Game as soon as development of the game is finalized. The Group may seek to meditate and settle this claim amid ongoing game development. The Group does not expect this case to significantly affect the business operations.

Starting from January 2020, a novel strain of coronavirus, later named COVID-19, has spread worldwide. Government-imposed measures such as travel restrictions, extended holidays and delay of business resumption have interrupted normal operation of businesses in various regions. On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 to be a pandemic. This pandemic may cause pressure on the Group due to delayed ability to identify alternative business opportunities and to obtain additional financing to support business transitions. Travel restrictions have affected Group management’s progress of discussions with its business partners regarding potential cooperation to facilitate transition into a different industry. Consequently, the Group is unable to accurately predict the impact that the pandemic will have on our financial condition and results of operations due to numerous uncertainties, including the severity of the disease, the duration of the outbreak, actions that may be taken by government authorities, the impact to the business of our customers, and other factors.